INVENTORY	6 Months Ended
Jun. 30, 2025
Schedule Of Inventories
INVENTORY

5. INVENTORY

As at	June 30, 2025	December 31, 2024
Finished goods	$1,372,229	$954,453
Parts	1,204,037	577,810
	$2,576,266	$1,532,263

During the three and six months ended June 30, 2025, $1,410,092 (2024 - $1,177,811) and $2,481,257 (2024 – $2,144,150) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $10,421 (2024 – provision $134,410) and a recovery of $28,246 (2024 - provision $283,169) respectively.

Cost of sales consist of the following:

	For the three months ended		For the six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Inventory	$1,410,092	$1,177,811	$2,481,257	$2,144,150
Consulting and services	180,547	115,963	204,936	138,437
Other	20,024	(22,457)	162,098	38,299
	$1,610,663	$1,271,317	$2,848,291	$2,320,886